Prepaid Expenses and Other Current Assets (Details)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Prepaid Expenses and Other Current Assets
Value added tax ("VAT") recoverable		¥ 9,526,831	¥ 16,915,400
Prepaid expenses		5,212,018	3,824,722
Loan advances to employees		7,318,753	3,923,713
Receivable from KOLs		5,435,612	3,166,804
Others		5,475,818	2,464,582
Total	$ 4,912,539	¥ 32,969,032	¥ 30,295,221